PACIFIC GLOBAL ETFs
PACIFIC GLOBAL US EQUITY INCOME ETF
Portfolio of Investments
September 30, 2019 (Unaudited)

Security Description	Shares	Fair Value
COMMON STOCKS - 99.6%
Basic Materials - 3.0%
Air Products & Chemicals, Inc.	696	$154,415
Albemarle Corp.	472	32,813
Cabot Corp.	364	16,497
CF Industries Holdings, Inc.	709	34,883
Chemours Co.	561	8,381
Domtar Corp.	176	6,303
Dow, Inc.	2,235	106,498
Eastman Chemical Co.	939	69,326
Huntsman Corp.	724	16,840
International Flavors & Fragrances, Inc.	357	43,800
International Paper Co.	3,987	166,736
LyondellBasell Industries NV	918	82,133
Nucor Corp.	1,134	57,732
Olin Corp.	493	9,229
Reliance Steel & Aluminum Co.	236	23,520
RPM International, Inc.	390	26,836
Southern Copper Corp.	260	8,874
Steel Dynamics, Inc.	736	21,933
		886,749

Communications - 6.0%
AT&T, Inc.	9,793	370,567
CenturyLink, Inc.	3,405	42,494
Cisco Systems, Inc.	7,513	371,217
Corning, Inc.	3,292	93,888
Interpublic Group of Cos., Inc.	17,426	375,705
John Wiley & Sons, Inc.	271	11,908
Juniper Networks, Inc.	2,054	50,837
Omnicom Group, Inc.	678	53,087
Telephone & Data Systems, Inc.	330	8,514
Verizon Communications, Inc.	6,053	365,359
Viacom, Inc.	1,220	29,317
		1,772,893

Consumer, Cyclical - 12.5%
Alaska Air Group, Inc.	454	29,469
Best Buy Co, Inc.	794	54,778

Carnival Corp.	2,175	95,069
Carter's, Inc.	152	13,864
Cinemark Holdings, Inc.	449	17,349
Copa Holdings SA	94	9,282
Darden Restaurants, Inc.	378	44,687
Delta Air Lines, Inc.	6,261	360,634
Dick's Sporting Goods, Inc.	243	9,917
Extended Stay America, Inc.	979	14,332
Fastenal Co.	1,787	58,381
Foot Locker, Inc.	664	28,658
Ford Motor Co.	16,643	152,450
Gap, Inc.	1,017	17,655
General Motors Co.	3,662	137,252
Genuine Parts Co.	643	64,036
Goodyear Tire & Rubber Co.	2,531	36,459
Hanesbrands, Inc.	2,031	31,115
Harley-Davidson, Inc.	7,370	265,099
Hasbro, Inc.	318	37,743
Home Depot, Inc.	1,584	367,520
International Game Technology Plc	304	4,320
KAR Auction Services, Inc.	396	9,722
Kohl's Corp.	657	32,627
L Brands, Inc.	686	13,439
Las Vegas Sands Corp.	1,081	62,439
Lear Corp.	369	43,505
Leggett & Platt, Inc.	426	17,440
Macy's, Inc.	1,545	24,009
McDonald's Corp.	1,706	366,295
MSC Industrial Direct Co., Inc.	340	24,660
Newell Brands, Inc.	5,011	93,806
Nordstrom, Inc.	534	17,980
Nu Skin Enterprises, Inc.	181	7,698
Penske Automotive Group, Inc.	344	16,264
Polaris, Inc.	361	31,772
Ralph Lauren Corp.	197	18,808
Royal Caribbean Cruises Ltd.	717	77,673
Scotts Miracle-Gro Co.	123	12,524
Six Flags Entertainment Corp.	831	42,206
Tapestry, Inc.	885	23,054
Target Corp.	1,650	176,401
Thor Industries, Inc.	217	12,291
Tiffany & Co.	490	45,389
Vail Resorts, Inc.	232	52,794
Walgreens Boots Alliance, Inc.	5,822	322,015
Watsco, Inc.	651	110,136
Whirlpool Corp.	188	29,772
Williams-Sonoma, Inc.	247	16,791

Wyndham Destinations, Inc.	1,951	89,785
Wyndham Hotels & Resorts, Inc.	286	14,798
Wynn Resorts Ltd.	289	31,420
		3,687,582

Consumer, Non-cyclical - 23.1%
AbbVie, Inc.	4,905	371,407
Altria Group, Inc.	9,066	370,799
Amgen, Inc.	1,868	361,477
Archer-Daniels-Midland Co.	3,239	133,026
Bristol-Myers Squibb Co.	5,079	257,556
Bunge Ltd.	5,298	299,973
Campbell Soup Co.	496	23,272
Cardinal Health, Inc.	7,653	361,145
Clorox Co.	443	67,279
Coca-Cola Co.	6,732	366,490
Colgate-Palmolive Co.	2,741	201,491
Conagra Brands, Inc.	1,394	42,768
Coty, Inc.	1,608	16,900
CVS Health Corp.	5,232	329,982
Eli Lilly & Co.	2,839	317,485
Flowers Foods, Inc.	636	14,711
General Mills, Inc.	2,224	122,587
Gilead Sciences, Inc.	4,495	284,893
H&R Block, Inc.	597	14,101
Ingredion, Inc.	419	34,249
JM Smucker Co.	383	42,138
Johnson & Johnson	2,795	361,617
Kellogg Co.	855	55,019
Keurig Dr Pepper, Inc.	597	16,310
Kimberly-Clark Corp.	1,068	151,709
Kraft Heinz Co.	2,774	77,492
Kroger Co.	3,901	100,568
Macquarie Infrastructure Corp.	1,039	41,009
ManpowerGroup, Inc.	251	21,144
Merck & Co, Inc.	4,352	366,351
Molson Coors Brewing Co.	528	30,360
Nielsen Holdings Plc	1,187	25,224
PepsiCo, Inc.	2,690	368,799
Pfizer, Inc.	10,118	363,540
Philip Morris International, Inc.	4,856	368,716
Procter & Gamble Co.	2,932	364,682
Robert Half International, Inc.	523	29,110
Sabre Corp.	861	19,282
Spectrum Brands Holdings, Inc.	165	8,696
		6,803,357

Energy - 7.3%
Apache Corp.	1,251	32,026
Baker Hughes a GE Co.	2,010	46,632
Chevron Corp.	3,003	356,156
Exxon Mobil Corp.	5,133	362,441
Halliburton Co.	2,752	51,875
Helmerich & Payne, Inc.	399	15,988
HollyFrontier Corp.	505	27,088
Kinder Morgan, Inc.	5,845	120,465
Kosmos Energy Ltd.	1,124	7,014
Marathon Petroleum Corp.	2,158	131,099
Murphy Oil Corp.	625	13,819
Noble Energy, Inc.	1,655	37,171
Occidental Petroleum Corp.	3,978	176,902
ONEOK, Inc.	1,322	97,418
PBF Energy, Inc.	334	9,081
Phillips 66	1,559	159,642
Targa Resources Corp.	686	27,557
Schlumberger Ltd.	8,013	273,804
Valero Energy Corp.	1,388	118,313
Williams Cos., Inc.	3,923	94,387
		2,158,878

Financials - 25.1%
AGNC Investment Corp.	1,677	26,983
Alexandria Real Estate Equities, Inc.	109	16,790
American Campus Communities, Inc.	164	7,885
American International Group, Inc.	2,751	153,231
Americold Realty Trust	206	7,636
Ameriprise Financial, Inc.	483	71,049
Apartment Investment & Management Co.	167	8,707
Apple Hospitality REIT, Inc.	275	4,559
Associated Banc-Corp	1,192	24,138
AvalonBay Communities, Inc.	147	31,654
AXA Equitable Holdings, Inc.	1,020	22,603
Axis Capital Holdings Ltd.	271	18,081
Bank of America Corp.	12,481	364,071
Bank of Hawaii Corp.	115	9,882
Bank of New York Mellon Corp.	5,255	237,579
BANK OZK	438	11,944
BankUnited, Inc.	310	10,422
BB&T Corp.	2,686	143,352
BGC Partners, Inc.	863	4,746
BlackRock, Inc.	400	178,256
BOK Financial Corp.	91	7,203
Boston Properties, Inc.	171	22,172
Brandywine Realty Trust	201	3,045

Brixmor Property Group, Inc.	332	6,736
Brookfield Property REIT, Inc.	80	1,631
Camden Property Trust	86	9,547
CIT Group, Inc.	542	24,558
Citigroup, Inc.	5,261	363,430
Citizens Financial Group, Inc.	6,771	239,490
CNA Financial Corp.	66	3,250
Columbia Property Trust, Inc.	105	2,221
Comerica, Inc.	1,764	116,406
CoreSite Realty Corp.	44	5,361
Corporate Office Properties Trust	106	3,157
Cousins Properties, Inc.	156	5,864
Crown Castle International Corp.	466	64,779
CubeSmart	218	7,608
Cullen/Frost Bankers, Inc.	199	17,621
CyrusOne, Inc.	105	8,305
Digital Realty Trust, Inc.	211	27,390
Discover Financial Services	1,274	103,309
Douglas Emmett, Inc.	162	6,938
Duke Realty Corp.	321	10,904
East West Bancorp, Inc.	478	21,171
Eaton Vance Corp.	383	17,208
Empire State Realty Trust, Inc.	176	2,512
EPR Properties	98	7,532
Equity Residential	395	34,073
Essex Property Trust, Inc.	67	21,886
Evercore, Inc.	137	10,974
Everest Re Group Ltd.	118	31,399
Extra Space Storage, Inc.	136	15,888
Federal Realty Investment Trust	98	13,342
Fidelity National Financial, Inc.	861	38,237
Fifth Third Bancorp	4,692	128,467
First American Financial Corp.	333	19,650
First Hawaiian, Inc.	397	10,600
First Horizon National Corp.	1,115	18,063
FNB Corp.	960	11,069
Franklin Resources, Inc.	1,290	37,229
Gaming and Leisure Properties, Inc.	220	8,413
Goldman Sachs Group Inc/The	1,114	230,854
HCP, Inc.	438	15,606
Healthcare Trust of America, Inc.	213	6,258
Highwoods Properties, Inc.	120	5,393
Host Hotels & Resorts, Inc.	783	13,538
Hudson Pacific Properties, Inc.	168	5,621
Huntington Bancshares, Inc.	3,719	53,070
Invesco Ltd.	3,279	55,546
Iron Mountain, Inc.	393	12,729

Janus Henderson Group Plc	524	11,769
JBG SMITH Properties	111	4,352
Jefferies Financial Group, Inc.	2,118	38,971
JPMorgan Chase & Co.	3,097	364,486
KeyCorp	3,571	63,707
Kilroy Realty Corp.	104	8,101
Kimco Realty Corp.	456	9,521
Lamar Advertising Co.	88	7,210
Lazard Ltd.	341	11,935
Legg Mason, Inc.	298	11,381
Liberty Property Trust	125	6,416
Life Storage, Inc.	44	4,638
Lincoln National Corp.	1,544	93,134
M&T Bank Corp.	458	72,350
Macerich Co.	176	5,560
Medical Properties Trust, Inc.	476	9,311
Mercury General Corp.	87	4,862
MetLife, Inc.	2,994	141,197
MFA Financial, Inc.	1,211	8,913
Mid-America Apartment Communities, Inc.	110	14,301
Morgan Stanley	8,517	363,420
National Retail Properties, Inc.	169	9,532
Navient Corp.	712	9,114
New York Community Bancorp, Inc.	1,309	16,428
Northern Trust Corp.	1,035	96,586
Old Republic International Corp.	842	19,846
Omega Healthcare Investors, Inc.	231	9,653
Outfront Media, Inc.	150	4,167
PacWest Bancorp	1,150	41,791
Paramount Group, Inc.	264	3,524
Park Hotels & Resorts, Inc.	233	5,818
People's United Financial, Inc.	1,324	20,701
PNC Financial Services Group, Inc.	1,656	232,105
Popular, Inc.	502	27,148
Principal Financial Group, Inc.	1,356	77,482
Prologis, Inc.	594	50,621
Prosperity Bancshares, Inc.	226	15,962
Prudential Financial, Inc.	2,761	248,352
Public Storage	166	40,715
Rayonier, Inc.	134	3,779
Realty Income Corp.	324	24,844
Regency Centers Corp.	185	12,856
Regions Financial Corp.	3,565	56,398
Retail Properties of America, Inc.	256	3,154
Santander Consumer USA Holdings, Inc.	416	10,612
Service Properties Trust	212	5,468
Simon Property Group, Inc.	411	63,972

SITE Centers Corp.	181	2,735
SL Green Realty Corp.	99	8,093
Spirit Realty Capital, Inc.	87	4,164
Starwood Property Trust, Inc.	682	16,518
State Street Corp.	2,027	119,978
STORE Capital Corp.	220	8,230
SunTrust Banks, Inc.	1,651	113,589
Synchrony Financial	5,505	187,665
Synovus Financial Corp.	802	28,680
T Rowe Price Group, Inc.	723	82,603
Taubman Centers, Inc.	66	2,695
TCF Financial Corp.	482	18,350
TD Ameritrade Holding Corp.	815	38,060
Travelers Cos., Inc.	890	132,334
UDR, Inc.	289	14,011
Umpqua Holdings Corp.	653	10,748
Unum Group	2,425	72,071
US Bancorp	4,478	247,813
Ventas, Inc.	381	27,824
VEREIT, Inc.	1,051	10,279
VICI Properties, Inc.	508	11,506
Virtu Financial, Inc.	159	2,601
Vornado Realty Trust	228	14,517
Webster Financial Corp.	301	14,108
Weingarten Realty Investors	159	4,632
Wells Fargo & Co.	7,432	374,870
Welltower, Inc.	371	33,631
Western Alliance Bancorp	304	14,008
Western Union Co.	1,447	33,527
Weyerhaeuser Co.	788	21,828
WP Carey, Inc.	152	13,604
Zions Bancorp NA	1,878	83,609
		7,395,865

Industrial - 12.5%
3M Co.	2,230	366,612
Boeing Co.	946	359,925
Caterpillar, Inc.	1,792	226,347
CH Robinson Worldwide, Inc.	443	37,557
Cummins, Inc.	528	85,890
Eaton Corp Plc	1,343	111,670
Emerson Electric Co.	1,996	133,453
Energizer Holdings, Inc.	202	8,803
Fluor Corp.	422	8,073
Garmin Ltd.	365	30,912
General Dynamics Corp.	835	152,579
GrafTech International Ltd.	217	2,778

Graphic Packaging Holding Co.	2,527	37,273
Hubbell, Inc.	177	23,258
Illinois Tool Works, Inc.	1,728	270,415
Johnson Controls International Plc	2,608	114,465
Lincoln Electric Holdings, Inc.	222	19,261
Lockheed Martin Corp.	698	272,262
MDU Resources Group, Inc.	154	4,341
National Instruments Corp.	407	17,090
nVent Electric Plc	498	10,976
Packaging Corp of America	281	29,814
Rockwell Automation, Inc.	395	65,096
Ryder System, Inc.	732	37,896
Snap-on, Inc.	316	49,467
Sonoco Products Co.	319	18,569
Timken Co.	202	8,789
Trinity Industries, Inc.	702	13,815
Union Pacific Corp.	2,222	359,920
United Parcel Service, Inc.	3,089	370,124
United Technologies Corp.	2,335	318,774
Westrock Co.	2,743	99,982
		3,666,186

Technology - 8.2%
Broadcom, Inc.	1,325	365,793
DXC Technology Co.	887	26,167
Hewlett Packard Enterprise Co.	9,559	145,010
HP, Inc.	6,226	117,796
Intel Corp.	7,207	371,377
International Business Machines Corp.	2,563	372,711
Maxim Integrated Products, Inc.	885	51,250
NetApp, Inc.	1,317	69,156
Paychex, Inc.	964	79,790
QUALCOMM, Inc.	4,195	319,995
Skyworks Solutions, Inc.	645	51,116
Texas Instruments, Inc.	2,854	368,851
Western Digital Corp.	854	50,932
Xerox Holdings Corp.	728	21,774
		2,411,718

Utilities - 1.9%
AES Corp.	460	7,516
Alliant Energy Corp.	154	8,305
Ameren Corp.	132	10,567
American Electric Power Co., Inc.	281	26,327
Aqua America, Inc.	132	5,918
Avangrid, Inc.	22	1,150
CenterPoint Energy, Inc.	340	10,261

CMS Energy Corp.	176	11,255
Consolidated Edison, Inc.	198	18,705
Dominion Energy, Inc.	619	50,164
DTE Energy Co.	103	13,695
Duke Energy Corp.	454	43,520
Edison International	281	21,193
Entergy Corp.	100	11,736
Evergy, Inc.	159	10,583
Eversource Energy	198	16,923
Exelon Corp.	579	27,972
FirstEnergy Corp.	276	13,312
Hawaiian Electric Industries, Inc.	44	2,007
IDACORP, Inc.	35	3,943
National Fuel Gas Co.	58	2,721
NextEra Energy, Inc.	290	67,567
OGE Energy Corp.	132	5,990
Pinnacle West Capital Corp.	66	6,407
PPL Corp.	514	16,186
Public Service Enterprise Group, Inc.	303	18,810
Sempra Energy	176	25,979
Southern Co.	667	41,201
UGI Corp.	153	7,691
WEC Energy Group, Inc.	185	17,594
Xcel Energy, Inc.	309	20,051
		545,249

Total Common Stocks
(Cost $28,818,966)		29,328,477

SHORT TERM INVESTMENTS - 0.2%
First American Treasury Obligations Fund - Class X, 1.89% (a)	65,123	65,123
Total Short Term Investments
(Cost $65,123)		65,123
TOTAL INVESTMENTS - 99.8%
(Cost $28,884,089)		29,393,600
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		50,924
TOTAL NET ASSETS - 100.0%		$29,444,524

(a) Seven-day yield as of September 30, 2019

Glossary:
Ltd. - Private Limited Company
Plc - Public Limited Company

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL US EQUITY INCOME ETF
Portfolio of Investments
(as of September 30, 2019)
Financial	25.1%
Consumer, Non-cyclical	23.1%
Consumer, Cyclical	12.5%
Industrial	12.5%
Technology	8.2%
Energy	7.3%
Communications	6.0%
Basic Materials	3.0%
Utilities	1.9%
Money Market Funds	0.2%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2019 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of September 30, 2019, based on the inputs used to value them:

Pacific Global US Equity Income ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$29,328,477	$-	$-	$29,328,477
Short Term Investments	$65,123	$-	$-	$65,123
Total	$29,393,600	$-	$-	$29,393,600